Pensions and Other Post-employment Benefit Obligations (Tables)	6 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Summary of Actuarial Assumptions

Pension and other post-employment benefit obligations were updated based on the discount rates applicable at June 30, 2018.

	At June 30, 2018	At December 31, 2017
Switzerland	0.80%	0.65%
U.S.	—	—
Hourly pension	4.30%-4.35%	3.70%-3.75%
Salaried pension	4.35%	3.80%
OPEB	4.30%-4.40%	3.70%-3.85%
Other benefits	4.20%-4.30%	3.60%-3.70%
France	—	—
Retirements	1.60%	1.50%
Other benefits	1.30%	1.20%
Germany	1.60%	1.60%

Summary of Amounts Recognized in the Unaudited Interim Consolidated Statement of Financial Position

 Amounts recognized in the Unaudited Interim Consolidated Statement of Financial Position

	At June 30, 2018			At December 31, 2017
(in millions of Euros)	Pension Benefits	Other Benefits	Total	Pension Benefits	Other Benefits	Total
Present value of funded obligation	676	—	676	691	—	691
Fair value of plan assets	(387)	—	(387)	(387)	—	(387)

Deficit of funded plans	289	—	289	304	—	304
Present value of unfunded obligation	112	242	354	110	250	360

Net liability arising from defined benefit obligation	401	242	643	414	250	664

Summary of Amounts Recognized in Unaudited Interim Consolidated Income Statement

Amounts recognized in the Unaudited Interim Consolidated Income Statement

	Three months ended June 30, 2018			Three months ended June 30, 2017
(in millions of Euros)	Pension Benefits	Other Benefits	Total	Pension Benefits	Other Benefits	Total
Service cost
Current service cost	(3)	(2)	(5)	(4)	(3)	(7)
Past service cost	—	—	—	—	—	—
Net interest	(2)	(2)	(4)	(2)	(2)	(4)
Immediate recognition of gains / (losses) arising over the period	—	—	—	—	—	—
Administrative expenses	(1)	—	(1)	—	—	—

Total	(6)	(4)	(10)	(6)	(5)	(11)

	Six months ended June 30, 2018			Six months ended June 30, 2017
(in millions of Euros)	Pension Benefits	Other Benefits	Total	Pension Benefits	Other Benefits	Total
Service cost
Current service cost	(8)	(3)	(11)	(9)	(4)	(13)
Past service cost	—	—	—	18	4	22
Net interest	(4)	(4)	(8)	(4)	(5)	(9)
Immediate recognition of gains / (losses) arising over the period	—	—	—	—	—	—
Administrative expenses	(1)	—	(1)	(1)	—	(1)

Total	(13)	(7)	(20)	4	(5)	(1)

Details of Movement in Net Defined Benefit Obligations

Movement in net defined benefit obligations

	At June 30, 2018
	Defined benefit obligations			Plan Assets	Net defined benefit liability
(In millions of Euros)	Pension benefits	Other benefits	Total
At January 1, 2018	801	250	1,051	(387)	664

Included in the Consolidated Income Statement
Current service cost	8	3	11	—	11
Interest cost / (income)	8	4	12	(4)	8
Immediate recognition of gains / (losses) arising over the year	—	—	—	—	—
Administration expenses	—	—	—	1	1

Included in the Statement of Comprehensive Income / (Loss)
Remeasurements due to:
- actual return less interest on plan assets	—	—	—	9	9
- changes in financial assumptions	(28)	(14)	(42)	—	(42)
- changes in demographic assumptions	—	—	—	—	—
- experience losses	3	2	5	—	5
Effects of changes in foreign exchange rates	10	6	16	(8)	8

Included in the Consolidated Statement of Cash Flows
Benefits paid	(15)	(10)	(25)	14	(11)
Contributions by the Group	—	—	—	(10)	(10)
Contributions by the employees	2	—	2	(2)	—

At June 30, 2018	789	241	1,030	(387)	643

Details of Net Defined Benefit Obligations by Country

Net defined benefit obligations by country

	At June 30, 2018			At December 31, 2017
(in millions of Euros)	Defined benefit obligations	Plan assets	Net defined benefit liability	Defined benefit obligations	Plan assets	Net defined benefit liability
France	149	(3)	146	148	(3)	145
Germany	139	(1)	138	142	(1)	141
Switzerland	250	(179)	71	251	(177)	74
United States	491	(204)	287	509	(206)	303
Other countries	1	—	1	1	—	1

Total	1,030	(387)	643	1,051	(387)	664